Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 1,080,514	$ 323,958
Accounts receivable, net	1,643,568	3,323,520
Contract assets	6,098,497	3,150,729
Deposits, prepayments and other current assets	20,925	38,780
Total current assets	8,843,504	6,915,342
Non-current assets
Property and equipment, net	1,223,100	11,923
Right-of-use assets – finance lease	216,065	343,182
Life insurance policy, cash surrender value	160,891	155,751
Contract assets	740,600	70,819
Deferred costs	704,568	783,221
Deferred tax assets	150	2,256
Total non-current assets	3,045,374	1,367,152
Total assets	11,888,878	8,282,494
Current liabilities
Accounts payable	3,166,177	1,884,046
Bank borrowings	3,818,453	3,823,633
Finance lease liabilities	67,372	84,959
Accrued expenses and other current liabilities	136,791	83,351
Income tax payable	552,670	305,590
Total current liabilities	7,741,463	6,181,579
Non-current liabilities
Bank borrowings	3,033,780	1,498,485
Finance lease liabilities	114,495	216,373
Deferred tax liabilities	878	3,167
Total non-current liabilities	3,149,153	1,718,025
Total liabilities	10,890,616	7,899,604
Shareholders’ equity
Ordinary shares, 100,000,000 shares authorized; USD0.0005 par value, 11,250,000 and 11,250,000 shares issued and outstanding, as of March 31, 2024 and 2023, respectively	5,625	5,625
Subscription receivable	(5,625)	(5,625)
Additional paid in capital	1,282	1,282
Retained earnings	996,980	381,608
Total shareholders’ equity	998,262	382,890
Total liabilities and shareholders’ equity	11,888,878	8,282,494
Related Party [Member]
Current assets
Due from a related party		$ 78,355